Contract liabilities (Tables)	6 Months Ended
Jun. 30, 2022
Development of contract liabilities:

Development of contract liabilities:

	Six months ended June 30,	Year ended December 31,
€ in thousand	2022	2021
Balance as at January 1	128,758	89,636
Revenue recognition	(4,090)	(89,364)
Exchange rate differences	368	7
Additions	290	128,479
Other releases	(506)	-
Closing balance	124,821	128,758
Less non-current portion	(5,110)	(4,741)
Current portion	119,711	124,017